Earnings (Loss) per Ordinary Share - Dilutive Shares (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of earnings per share [Abstract]
Ordinary shares	409,265,471	407,519,542	404,747,625
Fully vested options and currently exercisable	6,174,606	5,065,500	4,859,233
Weighted average number of shares	415,440,077	412,585,042	409,606,858
Dilutive potential of share options	0	2,121,358	0
Fully diluted number of ordinary shares	415,440,077	414,706,400	409,606,858
Profit (loss) attributable to equity shareholders	$ (191)	$ 63	$ (85)